Shareholders’ Equity (Details) - USD ($)																							1 Months Ended								3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 11, 2023	Aug. 30, 2023	Aug. 11, 2023	Jul. 30, 2023	Jul. 18, 2023	Jul. 07, 2023	Jul. 03, 2023	May 15, 2023	Apr. 30, 2023	Feb. 22, 2023	Feb. 09, 2023	Feb. 03, 2023	Jan. 30, 2023	Jan. 03, 2023	Aug. 05, 2022	Aug. 02, 2022	Jul. 08, 2022	Mar. 23, 2022	Feb. 09, 2022	Oct. 08, 2021	Oct. 08, 2021	Mar. 26, 2021	May 31, 2023	Feb. 28, 2023	Aug. 23, 2022	Jul. 29, 2022	May 19, 2022	Mar. 24, 2022	Mar. 26, 2021	Sep. 30, 2020	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	May 16, 2023	Sep. 15, 2022	Jul. 26, 2022	Feb. 16, 2022	Jul. 29, 2020
Shareholders’ Equity [Line Items]
Accrued dividends (in Dollars)																																		$ 456,022		$ 615,593	$ 1,032,806
Aggregate share of common stock			40,989		40,000	55,000	38,450																											14,656
Converted common shares																															84,188			88,495
Common shares authorized																															500,000,000			500,000,000		500,000,000	500,000,000
Common shares outstanding																															785,322			785,322		56,789	28,105
Common shares issued																															785,322			785,322		56,789	28,105
Converted common shares																								4,157
Exercise of warrants																							5,066
Exercise of warrants for cash proceeds (in Dollars)																							$ 5,064											$ 5,064
Prefunded warrants						55,000	55,000
Offering price per share (in Dollars per share)							$ 20
Prefunded warrants per share (in Dollars per share)							$ 19
Gross proceeds (in Dollars)					$ 960,000	$ 1,869,000
Percentage of transaction fees					8.00%	8.00%
Net proceeds (in Dollars)						$ 1,494,480
Aggregate of common shares						55,000
Purchase price per share (in Dollars per share)					$ 24
Net proceeds (in Dollars)					$ 858,200																															$ 3,553,118
Weighted average price common shares percentage																																		80.00%
Issued common shares																						997							997		12,683			12,683					1,267		381
Issuance of common shares																																		88,495
Issued warrants														4,079
Warrants price per share (in Dollars per share)		$ 7.92		$ 16.28		$ 20			$ 59.48				$ 153.44	$ 420			$ 601														$ 18.3			$ 18.3
Exercise price per share (in Dollars per share)														$ 0.001					$ 420																	$ 420
Deemed dividend (in Dollars)														$ 600,000																						$ 2,600,000
Aggregate principal amount (in Dollars)																														$ 1,260,000						5,880,345
Exercise price per share			40,989							1,984	2																				76			76
Exercise price per share (in Dollars per share)			$ 20.13							$ 525							$ 520																				$ 1,000
Consideration common shares											2,431	1,259															54,567	426,999	1,818,182
Purchase of common shares										1,984
Exercise price per share (in Dollars per share)						$ 1				$ 1
Cashless basis warrant	143	684
Dividend yield percentage																	0.00%																	0.00%
Expected volatility percentage																	49.11%																	162.30%
Weighted average risk-free interest rate																	3.13%																	4.10%
Expected life																	5 years																	5 years
Estimated fair value of common per share (in Dollars per share)																																		$ 193
Fair value of warrants (in Dollars)																																	$ 402,650	$ 222,129		$ 402,650
Fair value of the commitment shares (in Dollars)																																		242,858
Fair value of additional paid in capital (in Dollars)																															$ 218,172			218,172
Exercise price per share (in Dollars per share)			$ 18.3																																	$ 1,200
Fair value of warrants (in Dollars)																	$ 2,405,306														$ 27,900			$ 27,900
Warrant for purchase shares																					1,250
Purchase shares										76
Volatility percentage																																		100.00%
Promissory note percentage																																		20.00%
Percentage of common shares			8.00%
Weighted average remaining contractual life																																		4 years 8 months 26 days		1 year 5 months 4 days
Intrinsic value (in Dollars)																																		$ 0		$ 108,750
Allocation shares, authorized																																				1,000	1,000
Allocation share in percentage																																				100.00%
Profit allocation percentage																																				20.00%
Allocation shares																																				1,000
Common shares, issued																			2,898	625	625															500,000,000	500,000,000
Common shares, outstanding																																					28,105
Issued aggregate share																													997
Issued per share (in Dollars per share)																						$ 1.9							$ 1.9
Purchase price per unit (in Dollars)																				$ 24,362,800		$ 1.65
Other underwriting expense																14,286
Gross purchase price (in Dollars per share)																$ 420
Public offering															14,286
Gross proceeds (in Dollars)															$ 6,000,000
Net proceeds amount (in Dollars)															$ 5,150,000
Common stock issued																		249,762							505,751	337,841
Convertible promissory notes																																				6.00%
Dividend of per share (in Dollars per share)																		$ 5							$ 13.13	$ 13.13
Exercise price amount (in Dollars)																																					$ 420
Warrants description																																				The assumptions used in the model were as follows: (i) dividend yield of 0%; (ii) expected volatility of 62.5-63.25%; (iii) weighted average risk-free interest rate of 0.16%; (iv) expected life of three years; (v) estimated fair value of the common shares of $1,040.00-$2,100.00 per share; and (vi) various probability assumptions related to redemption, calls and price resets. The amount allocated to the warrants, based on their relative fair of $1,472,914, was recorded as additional paid-in capital.
Common stock exercise price (in Dollars per share)																																				$ 420
Warrant term description																																				The warrants have a term of three years and are callable by the Company after one year if the 30-day average stock price is in excess of $5 and the trading volume in the Company’s shares exceed 100,000 shares a day over such period. The Company can also redeem the warrants during the term for $0.50 a warrant in the first year; $1.00 a warrant in the second year; and $1.50 a warrant in the third year.
Exercise price per share (in Dollars per share)																				$ 4	$ 4																			$ 420
Price per share (in Dollars per share)																					1,000
Exercise price per share (in Dollars per share)																					$ 420
Adjusted exercise price																	420																			420
Consolidations adjustments to conversion price, description																																				The assumptions used in the model were as follows: (i) dividend yield of 0%; (ii) expected volatility of 51.81%; (iii) weighted average risk-free interest rate of 0.31%; (iv) expected life of three years; (v) estimated fair value of the common shares of $776.00 per share; and (vi) various probability assumptions related to redemption, calls and price resets. The fair value of the warrants was $379,533, or $315.00 per warrant, resulting in the amount allocated to the warrants, based on their relative fair of $172,050, was recorded as additional paid-in capital.
Warrant description																																				The warrants allow the holder to purchase one (1) common share at an exercise price of $420.00 per common share (subject to adjustment including upon any future equity offering with a lower exercise price), which may be exercised on a cashless basis under certain circumstances. The Company may force the exercise of the warrants at any time after the one year anniversary of the date of the warrants, if (i) the Company is listed on a national securities exchange or the over-the-counter market, (ii) the underlying common shares are registered or the holder of the warrant otherwise has the ability to trade the underlying common shares without restriction, (iii) the 30-day volume-weighted daily average price of the common shares exceeds 200% of the exercise price, as adjusted, and (iv) the average daily trading volume is at least 100,000 common shares during such 30-day period. The Company may redeem the warrants held by any holder in whole (but not in part) by paying in cash to such holder as follows: (i) $0.50 per share then underlying the warrant if within the first twelve (12) months of issuance; (ii) $1.00 per share then underlying the warrant if after the first twelve (12) months, but before twenty-four (24) months of issuance; and (iii) $1.50 per share then underlying the warrant if after twenty-four months, but before thirty-six (36) months.
Conversion price (in Dollars per share)																	$ 600,000																			$ 3						$ 1,000
Common shares purchase																	1,000
Exercise price per share (in Dollars per share)															$ 525		$ 600
Total net proceeds (in Dollars)																	$ 499,600
Purchase of common shares															358																					2,955
Common share, per share																	723
Additional paid-in capital (in Dollars)																	$ 402,650
Dividend income (in Dollars)																	$ 6,400,000
Issuance of common shares																																				16,830
Common Stock [Member]
Shareholders’ Equity [Line Items]
Converted common shares																															84,188	4,307
Fair value of warrants (in Dollars)
Common shares, issued																																				56,789
Exercise price per share (in Dollars per share)																															$ 18.52			$ 18.52
Common shares purchase																																	14,286			14,286
Minimum [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)																																		420
Exercise price per share (in Dollars per share)																																				$ 420
Maximum [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)																																				$ 420
Exercise price per share (in Dollars per share)																																		$ 525
Promissory Note [Member]
Shareholders’ Equity [Line Items]
Deemed dividend (in Dollars)		$ 6,000
Black-Scholes Option [Member]
Shareholders’ Equity [Line Items]
Issuance of warrant			86,613
Black-Scholes Pricing [Member]
Shareholders’ Equity [Line Items]
Deemed dividend (in Dollars)				$ 3,000		$ 19,000			$ 534,000				$ 1,217,000
Warrant [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)											$ 1
Cashless basis warrant	1,901	3,920
Dividend yield percentage																																		0.00%
Expected volatility percentage																																		162.00%
Weighted average risk-free interest rate																																		4.30%
Expected life																																		5 years
Estimated fair value of common per share (in Dollars per share)																																		$ 180
Fair value of the commitment shares (in Dollars)																																		$ 521,590
Fair value of additional paid in capital (in Dollars)																															$ 879,829			879,829
Fair value of warrants (in Dollars)																																		$ 1,323,774
Warrant [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)																																		$ 1
Warrant [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)																																		$ 525
Promissory Note [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)										$ 420
Warrant for purchase shares										1,830
Series A Senior Convertible Preferred Shares [Member]
Shareholders’ Equity [Line Items]
Accrued dividends preferred shares (in Dollars)																															93,941			$ 314,037
Accrued dividends (in Dollars)																															$ 137,246			$ 401,183
Issuance of common shares																															8,423			11,290
Warrants dividend percentage								80.00%
Aggregate share of common stock																															1,367,273			160,752
Preferred stock shares issued																															226,667			226,667		1,593,940	1,818,182
Preferred stock shares outstanding																															226,667			226,667		1,593,940	1,818,182
Accrued preferred share dividends paid (in Dollars)																																			437,491
Exercise of warrants																																						10,068
Common stock issued upon acquisition																															1,367,273			1,367,273							133,333
Series B Senior Convertible Preferred Shares [Member]
Shareholders’ Equity [Line Items]
Accrued dividends preferred shares (in Dollars)																															$ 31,088			$ 139,084
Accrued dividends (in Dollars)																															$ 54,839			$ 54,839
Issuance of common shares																															3,366			3,366
Warrants dividend percentage								80.00%
Preferred stock shares issued																															91,567			91,567		464,899	0
Preferred stock shares outstanding																															91,567			91,567		464,899	0
Accrued preferred share dividends paid (in Dollars)																																		$ 105,671	$ 113,052
Converted common shares																															288,332			373,332
Exercise of warrants																																						10,068
Common stock issued upon acquisition																															373,332			373,332
Exercise price per share (in Dollars per share)																																				$ 420
Exercise price per share (in Dollars per share)																																				$ 1,200
Consolidations adjustments to conversion price, description																																				●On the first day of the 12th month following the issuance of the first series B senior convertible preferred share, the stated dividend rate shall automatically increase by five percent (5.0%) per annum and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding such date. ●On the first day of the 24th month following the issuance of the first series B senior convertible preferred share, the stated dividend rate shall automatically increase by an additional five percent (5.0%) per annum, the stated value shall automatically increase by ten percent (10%) and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding such date. ●On the first day of the 36th month following the issuance of the first series B senior convertible preferred share, the stated dividend rate shall automatically increase by an additional five percent (5.0%) per annum, the stated value shall automatically increase by ten percent (10%) and the conversion price shall automatically adjust to the lower of the (i) initial conversion price and (ii) the price equal to the lowest VWAP of the ten (10) trading days immediately preceding such date.
Conversion price (in Dollars per share)																																				$ 1,200
Common Stock [Member]
Shareholders’ Equity [Line Items]
Common shares authorized																															500,000,000			500,000,000		500,000,000
Common shares outstanding																															785,311			785,311
Common shares issued																															785,311			785,311
Issued common shares																																								1,899
Issuance of common shares																																		160,752
Cashless basis warrant	3,098
Purchase Agreements [Member]
Shareholders’ Equity [Line Items]
Aggregate share of common stock											5,329
Warrants term											5 years	5 years
Exercise price per share												1,259
Exercise price per share (in Dollars per share)												$ 420
Total cash proceeds (in Dollars)												$ 540,000
Exercise price per share (in Dollars per share)											$ 420
Purchase Agreements [Member] | Promissory Note [Member]
Shareholders’ Equity [Line Items]
Aggregate principal amount (in Dollars)												$ 604,000
J.H. Darbie & Co [Member]
Shareholders’ Equity [Line Items]
Purchase of common shares										9	120
Exercise price per share (in Dollars per share)										$ 525	$ 525
Adjusted exercise price																	420
Exercise price per share (in Dollars per share)																	$ 750
Purchase of common shares																	36
Leonite [Member]
Shareholders’ Equity [Line Items]
Common stock issued																8,000
Convertible promissory notes																6.00%
Kyle’s Sellers [Member]
Shareholders’ Equity [Line Items]
Common stock issued																1,899
Bevilacqua PLLC [Member]
Shareholders’ Equity [Line Items]
Common stock issued																2,851
Mast Hill Fund, L.P. [Member]
Shareholders’ Equity [Line Items]
Adjusted exercise price																	520
Promissory Note [Member]
Shareholders’ Equity [Line Items]
Issuance of common shares																																		299,206
Geometric Brownian Motion [Member]
Shareholders’ Equity [Line Items]
Dividend yield percentage																																		0.00%
Expected volatility percentage																																		161.60%
Weighted average risk-free interest rate																																		4.50%
Expected life																																		5 years
Estimated fair value of common per share (in Dollars per share)																																		$ 151
Fair value of warrants (in Dollars)																																		$ 556,485
Additional paid in capital (in Dollars)																															$ 261,945			$ 261,945
Geometric Brownian Motion [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)																																		$ 1
Geometric Brownian Motion [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)																																		525
Black-Scholes Option [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)																																		$ 1
Dividend yield percentage																																		0.00%
Expected volatility percentage																																		157.80%
Weighted average risk-free interest rate																																		5.30%
Expected life																																		30 years
Estimated fair value of common per share (in Dollars per share)																																		$ 22.04
Black-Scholes Option Pricing Model [Member]
Shareholders’ Equity [Line Items]
Dividend yield percentage																																		0.00%
Expected volatility percentage																																		153.10%
Weighted average risk-free interest rate																																		4.30%
Expected life																																		5 years
Estimated fair value of common per share (in Dollars per share)																																		$ 18.52
Fair value of warrants (in Dollars)																																		$ 2,171,600
Additional paid in capital (in Dollars)																															$ 909,377			$ 909,377
Black-Scholes Option Pricing Model [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Exercise price per share (in Dollars per share)																																		$ 18.3
Exercise price (in Dollars per share)																																		$ 20.13